Retirement Benefit Plans - Changes in Benefit Obligations and Fair Value of Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Change in benefit obligations:
Benefit obligations at beginning of year	$ 34,942	$ 35,190
Service cost	1,267	1,549	3,477
Interest cost	2,089	2,026	1,866
Plan participants' contributions	363	337
Actuarial loss	9,118	54
Benefits paid	(1,474)	(2,696)
Curtailment/termination	(320)	(392)
Foreign currency translation	(897)	(1,126)
Benefit obligations at end of year	45,088	34,942	35,190
Change in plan assets:
Balance at beginning of year	24,953	25,129
Actual return on plan assets	6,156	1,325
Employer contributions	1,622	2,263
Plan participants' contributions	363	337
Realized gain/(loss) on assets	455	(308)
Benefits paid	(1,396)	(2,618)
Curtailment/termination	(255)	(345)
Foreign currency translation	(899)	(830)
Balance at end of year	30,999	24,953	25,129
Funded status	$ (14,089)	$ (9,989)